Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Common Share Capital - Class A	Common Share Capital - Class B	Common Stock [Member]	Treasury Shares	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income/(Loss)	Total Stockholders' Equity	Noncontrolling Interests	Total
As at December 31, 2022 at Dec. 31, 2021	$ 400	$ 4,685	$ 5,085	$ (636)	$ 268,199	$ (238,160)	$ 1,407	$ 35,895	$ 5,484	$ 41,379
Beginning balance, shares at Dec. 31, 2021	1,600,880	1,762,401
Common stock issued1	$ 0	$ 0	0	0	(80)	0	0	(80)	0	(80)
Options exercised	$ 0	$ 9	9	0	16	0	0	25	0	25
Options exercised, shares		3,439
Stock-based compensation	$ 0	$ 0	0	0	744	0	0	744	0	744
L1 Facility	0	$ 197	197	175	5,424	0	0	5,796	0	5,796
L1 Facility, shares		73,572
Anson Facility	0	$ 443	443	193	5,783	0	0	6,419	0	6,419
Anson Facility, shares		166,478
Production capacity investment loan					511			511		511
NCI cancellation TrusteCoin									8	8
Disposal of Arago entities							908	908	(4,983)	(4,075)
Share buyback program	0	0	0	(103)	0	0	0	(103)	0	(103)
Net income	0	0	0	0	0	(27,475)	0	(27,475)	(1,780)	(29,255)
Other comprehensive income / (loss)	0	0	0	0	0	0	3,620	3,620	(964)	2,656
As at December 31, 2023 at Dec. 31, 2022	$ 400	$ 5,334	5,734	(371)	280,597	(265,635)	5,935	26,260	(2,235)	24,025
Beginning balance, shares at Dec. 31, 2022	1,600,880	2,005,890
Common stock issued1	$ 0	$ 0	0	0	(41)	0	0	(41)	0	(41)
Options exercised	0	$ 38	38	0	(9)	0	0	29	0	29
Options exercised, shares		13,878
Stock-based compensation	0	$ 0	0	0	178	0	0	178	0	178
L1 Facility	0	$ 1,492	1,492	87	6,361	0	0	7,940	(1,576)	6,364
L1 Facility, shares		578,481
Anson Facility	0	$ 486	486	414	8,630	0	0	9,530	(1,558)	7,972
Anson Facility, shares		177,900
Net income	0	$ 0	0	0	0	(15,360)	0	(15,360)	(89)	(15,449)
Other comprehensive income / (loss)	0	$ 0	0	0	0	0	(1,894)	(1,894)	(99)	(1,993)
Common stock issued, shares		1
Changes in treasury shares	0	$ 820	820	(821)	0	0	0	(1)	0	(1)
Changes in treasury shares, shares		300,000
Dividend in kind						34		34	(34)
As at December 31, 2023 at Dec. 31, 2023	$ 400	$ 8,170	$ 8,570	$ (691)	$ 295,716	$ (280,961)	$ 4,041	$ 26,675	$ (5,591)	$ 21,084
Beginning balance, shares at Dec. 31, 2023	1,600,800	3,076,150